Premises and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Land	¥ 271,083	¥ 266,827
Buildings	735,188	710,226
Equipment and furniture	480,068	466,667
Leasehold improvements	89,200	88,107
Construction in progress	11,575	28,777
Software	668,448	683,514
Total	2,255,562	2,244,118
Less: Accumulated depreciation and amortization	1,150,693	1,129,914
Premises and equipment-net	¥ 1,104,869	¥ 1,114,204